Short-Term Investments - Schedule of Short Term Investments (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Short-Term Investments [Abstract]
Marketable securities	$ 261,824,029	¥ 1,783,257,278	¥ 2,062,818,597